Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NOW accounts	$ 62	$ 77	$ 50
Savings accounts	61	63	62
Money market accounts	865	560	366
Certificates	1,243	770	524
	$ 2,231	$ 1,470	$ 1,002